Property and Equipment, net (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 26,214	$ 5,001	$ 7,772
Property plant and equipment disposals	0	0	0
Impairment charge	0	0	$ 0
Bank facility	$ 562,694